Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Current Assets
Cash
Total Assets
Current Liabilities
Accounts payable	120,657	145,822
Accrued expenses	15,746	44,000
Due to related party	35,000	103,000
Notes payable	548,793	534,478
Total Current Liabilities	720,196	827,300
Stockholders' Deficit
Common Stock, 1,000,000,000 shares authorized, $0.001 par value 75,918,825 and 13,918,825 issued and outstanding, respectively	75,919	13,919
Additional Paid-in Capital	4,535,075	4,473,075
Foreign Currency Translation	(4,461)	(4,089)
Deficit Accumulated During the Development Stage	(5,326,729)	(5,310,205)
Total Stockholders' Deficit	(720,196)	(827,300)
Total Liabilities and Stockholders' Deficit